LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss:	$ (679)	$ (571)	$ (4,905)	$ (3,824)
Denominator:
Weighted average shares of common stock – basic	13,352,749	12,292,150	12,619,512	10,402,508
Loss per share:
Basic	$ (0.05)	$ (0.05)	$ (0.39)	$ (0.37)
Diluted	$ (0.05)	$ (0.05)	$ (0.39)	$ (0.37)